Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Obligations
The contractual obligations schedule set forth below summarizes our contractual obligations as of December 31, 2023:

	2024	2025	2026	2027	2028	Thereafter	Total
	(in thousands)
Secured term loan facilities and revolving credit facilities	$123,024	$292,616	$107,216	$67,539	$93,931	$84,829	$769,155
Ethylene Export Terminal capital contributions(1)	94,931	—	—	—	—	—	94,931
2020 Bonds	—	100,000	—	—	—	—	100,000
Office operating leases(2)	1,027	1,279	1,066	1,274	—	—	4,646
Navigator Aurora Facility(3)	—	—	41,342	—	—	—	41,342
Total contractual obligations	$218,982	$393,895	$149,624	$68,813	$93,931	$84,829	$1,010,074

(1)
We have committed to invest further in terminal infrastructure, such as expanding our existing Ethylene Export Terminal. The remaining capital contributions required from us to the Export Terminal Joint Venture for the Terminal Expansion Project are expected to be approximately $95 million.

(2)
The Company occupies office space in London with a new lease that commenced in January 2022 for a period of 10 years with a mutual break option in January 2027, which is the fifth anniversary from the lease commencement date. The annual gross rent under this lease is approximately $1.1 million, with an initial rent free period of 27 months, of which 13 months of the rent free period is repayable in the event that the break option is exercised.

The lease term for our representative office in Gdynia, Poland was revised from January 2022 for an amended period to May 31, 2025. The gross rent per year is approximately $64,000.

The Company occupies office space in Copenhagen with a lease commenced in September 2021, that expires in December 2025. The gross rent per year is approximately $180,000.

The Company entered into a lease for office space in Houston that expires on March 31, 2025. The annual gross rent under this lease is approximately $60,000.

The weighted average remaining contractual lease term for the above four office leases on December 31, 2023, was 3.88 years (December 31, 2022: 3.89 years).

(3)
The Navigator Aurora Facility is a loan facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. Please read Note 8. Variable Interest Entities .